Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 5,732	$ 5,490	$ 4,788
Other Comprehensive Income (Loss)
Changes in unrealized gains and losses on securities available-for-sale	(1,223)	715	920
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	8	12	(25)
Changes in unrealized gains and losses on derivative hedges	37	(74)	(343)
Foreign currency translation	(34)	14	(16)
Changes in unrealized gains and losses on retirement plans	590	(543)	(464)
Reclassification to earnings of realized gains and losses	373	325	363
Income taxes related to other comprehensive income	101	(172)	(166)
Total other comprehensive income (loss)	(148)	277	269
Comprehensive income	5,584	5,767	5,057
Comprehensive (income) loss attributable to noncontrolling interests	104	157	84
Comprehensive income attributable to U.S. Bancorp	$ 5,688	$ 5,924	$ 5,141